LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
LONG-TERM INVESTMENTS
Schedule of components of long-term investments

	December 31,	December 31,
	2023	2022
Equity investment without readily determinable fair value measured at Measurement Alternative (a)	$2,632,742	$2,261,787
Equity investment accounted for using the equity method (b)	4,216,222	—
	$6,848,964	$2,261,787

Schedule of movement of equity investment without readily determinable fair value measured at Measurement Alternative

	December 31,	December 31,
	2023	2022
Opening balance	$2,261,787	$1,569,218
Investment in Beijing Qucheng Technology Co., Ltd. (“Qucheng”)	564,900	832,219
Impairment against investment in Qucheng	(128,204)	—
Foreign exchange adjustments	(65,741)	(139,650)
Ending balance	$2,632,742	$2,261,787

Schedule of movement of equity investment accounted using Equity method

	December 31,	December 31,
	2023	2022
Opening balance	$—	$—
Investment in Guangzhou Shanxingzhe Technology Investment LLP (“Shanxingzhe”)	4,236,750	—
Share of equity loss	(9,214)	—
Foreign exchange adjustments	(11,314)	—
Ending balance	$4,216,222	$—